4. Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Archival Images, and Property and Equipment

6.	PROPERTY AND EQUIPMENT, NET

Property and equipment as of September 30, 2018 and December 31, 2017 comprise of the following:

	September 30, 2018	December 31, 2017	Estimated Useful Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	952,265	939,343	10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	72,687	72,687	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	3,891,064	3,878,142
Less accumulated deprecation	(1,694,492)	(1,384,918)
Total archival images, property and equipment, net	$2,196,572	$2,493,224

Depreciation expense was $309,575, and $307,473 for the nine months ended September 30, 2018 and 2017, respectively, of which $282,618 and $283,902 are reported in cost of revenue, respectively.

Property and equipment as of December 31, 2017 and 2016 comprise of the following:

	December 31,		Estimated Useful
	2017	2016	Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	939,343	889,331	10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	72,687	65,316	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	3,878,142	3,820,759
Less accumulated deprecation	(1,384,918)	(977,172)
Total property and equipment, net	$2,493,224	$2,843,587

Depreciation expense for the years ended December 31, 2017 and 2016 was $407,746 and $386,635, respectively.